Staff costs and Directors Remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Staff costs and Directors' Remuneration
Schedule of Staff Costs and Directors Remuneration

	2023	2022	2021
Number of employees at year end (a)	470	482	463
Amounts in US$ ‘000
Wages and salaries	41,917	38,699	42,516
Share-based payments (Note 31)	7,328	11,038	6,621
Social security charges	5,992	5,593	6,901
Director’s fees and allowance	896	1,172	2,853
	56,133	56,502	58,891
Recognized as follows:
Production and operating costs	14,639	14,069	16,994
Geological and geophysical expenses	8,407	7,490	6,219
Administrative expenses	32,604	34,533	35,360
Selling expenses	483	410	318
	56,133	56,502	58,891
Board of Directors’ and key managers’ remuneration
Salaries and fees	6,081	10,317	9,069
Share-based payments	4,886	8,728	5,759
Other benefits in kind	—	171	296
	10,967	19,216	15,124
(a)	Unaudited.

Schedule of Directors' Remuneration

	Non-Executive	Director Fees	Cash Equivalent
	Directors’ Fees	Paid in Shares	Total Remuneration
	(in US$)	(No. of Shares)	(in US$)
James F. Park (a)	—	—	—
Andrés Ocampo (b)	—	—	—
Robert Bedingfield (c)	—	21,098	240,000
Constantin Papadimitriou (d)	120,000	8,791	220,000
Somit Varma (e)	—	20,219	230,000
Sylvia Escovar Gomez (f)	—	23,109	262,500
Brian Maxted (g)	120,000	8,791	220,000
Carlos Macellari (h)	205,000	8,791	305,000
Marcela Vaca (i)	100,000	8,791	200,000
(a)	Mr. Park has a consulting agreement with the Company to act as CEO advisor and provide support and assistance in addition to his role as Vicechair, non-executive Director and Strategy and Risk Committee Chairman, and he relinquished his fees as a member of the Board.
(b)	Mr. Ocampo has a service contract to act as Chief Executive Officer, and he relinquished his fees as a member of the Board.
(c)	Audit Committee Chairman.
(d)	Compensation Committee Chairman.
(e)	Nomination and Corporate Governance Committee Chairman.
(f)	Independent Chair of the Board.
(g)	Technical Committee Chairman.
(h)	Mr. Macellari, as member of the Technical Committee, instructed by the Board, was awarded additional fees on strategic and technical exploration advisory.
(i)	SPEED Committee Chairman.